Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2021 (Unaudited)

Shares		Value
	Common Stocks 70.8%
	Consumer Discretionary 3.7%
	Retail 3.7%
12,000	Domino's Pizza, Inc.	$4,413,480
75,600	TJX Companies, Inc. (The)	5,000,940

		9,414,420
	Consumer Staples 4.5%
	Household Products 2.3%
67,000	Church & Dwight Co., Inc.	5,852,450
	Retail 2.2%
16,000	Costco Wholesale Corp.	5,639,680
		11,492,130
	Financials 2.0%
	Commercial Services 1.1%
8,000	S&P Global, Inc.	2,822,960
	Insurance 0.9%
60,500	Arch Capital Group, Ltd. (1)	2,321,385
		5,144,345
	Healthcare 14.9%
	Electronics 3.5%
7,700	Mettler-Toledo International, Inc. (1)	8,898,813
	Healthcare Products 10.4%
43,200	Danaher Corp.	9,723,456
15,500	IDEXX Laboratories, Inc. (1)	7,584,305
20,000	Thermo Fisher Scientific, Inc.	9,127,600
		26,435,361
	Healthcare Services 1.0%
5,600	IQVIA Holdings, Inc. (1)	1,081,584
4,000	UnitedHealth Group, Inc.	1,488,280
		2,569,864
		37,904,038
	Industrials 23.9%
	Aerospace & Defense 8.4%
55,000	HEICO Corp.	6,919,000
23,700	Teledyne Technologies, Inc. (1)	9,803,505
8,000	TransDigm Group, Inc. (1)	4,703,360
		21,425,865
	Commercial Services 4.5%
48,369	IHS Markit, Ltd.	4,681,152
193,500	Rollins, Inc.	6,660,270
		11,341,422
	Environmental Control 3.6%
85,250	Waste Connections, Inc.	9,205,295
	Machinery Diversified 1.9%
45,300	Toro Co. (The)	4,672,242
	Software 3.6%
22,800	Roper Technologies, Inc.	9,196,152
	Transportation 1.9%
22,000	Union Pacific Corp.	4,849,020
		60,689,996
	Information Technology 16.1%
	Diversified Financial Services 2.8%
20,000	MasterCard, Inc. Class A	7,121,000
	Software 13.3%
5,000	Adobe, Inc. (1)	2,376,850
19,000	ANSYS, Inc. (1)	6,451,640
25,000	Cadence Design Systems, Inc. (1)	3,424,750
10,000	Fidelity National Information Services, Inc.	1,406,100
38,000	Fiserv, Inc. (1)	4,523,520
11,000	Intuit, Inc.	4,213,660
35,600	Salesforce.com, Inc. (1)	7,542,572
7,732	ServiceNow, Inc. (1)	3,866,850
		33,805,942
		40,926,942
	Materials 3.0%
	Chemicals 2.2%
26,400	Ecolab, Inc.	5,651,448
	Packaging & Containers 0.8%
9,500	AptarGroup, Inc.	1,345,865
6,000	Ball Corp.	508,440
		1,854,305
		7,505,753
	Real Estate 1.2%
	REITS 1.2%
13,000	American Tower Corp. REIT	3,107,780
	Utilities 1.5%
	Electric 1.5%
48,000	NextEra Energy, Inc.	3,629,280
	Total Common Stocks (Cost $56,891,449)	179,814,684

Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Principal Amount		Value
Asset-Backed Securities 0.8%
$150,000	Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/15/24	$154,170
300,000	Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47%, 1/15/30 (2)	320,075
230,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 7/15/31 (2)	247,815
350,000	GM Financial Automobile Leasing Trust, Series 2019-2, Class A4, 2.72%, 3/20/23	352,795
150,000	Honda Auto Receivables Owner Trust, Series 2019-2, Class A4, 2.54%, 3/21/25	155,025
250,000	Hyundai Auto Lease Securitization Trust, Series 2019-A, Class A4, 3.05%, 12/15/22 (2)	252,264
23,288	Mercedes-Benz Auto Lease Trust, Series 2019-B, Class A2, 2.01%, 12/15/21	23,303
66,294	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A4, 2.11%, 5/15/23	66,418
70,994	Toyota Auto Receivables Owner Trust, Series 2018-D, Class A3, 3.18%, 3/15/23	71,922
200,000	Toyota Auto Receivables Owner Trust, Series 2018-A, Class A4, 2.52%, 5/15/23	202,526
300,000	Verizon Owner Trust, Series 2019-B, Class A1A, 2.33%, 12/20/23	304,560
	Total Asset-Backed Securities (Cost $2,152,203)	2,150,873
Commercial Mortgage-Backed Securities 3.1%
250,000	BANK, Series 2017-BNK8, Class A4, 3.49%, 11/15/50	272,981
360,836	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AAB, 3.37%, 10/10/47	376,088
100,000	COMM Mortgage Trust, Series 2013-CR6, Class A4, 3.10%, 3/10/46	102,938
100,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	107,736
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K728, Class A2, 3.06%, 8/25/24 (3)	267,620
200,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K731, Class A2, 3.60%, 2/25/25 (3)	217,919
550,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K733, Class A2, 3.75%, 8/25/25	609,168
165,038	FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class A1, 2.34%, 7/25/26	172,997
400,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class A2, 2.65%, 8/25/26	428,390
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K062, Class A2, 3.41%, 12/25/26	277,660
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K065, Class A2, 3.24%, 4/25/27	275,533
222,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K067, Class A2, 3.19%, 7/25/27	244,522
160,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K069, Class A2, 3.19%, 9/25/27 (3)	176,200
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K071, Class A2, 3.29%, 11/25/27	276,832
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K089, Class A2, 3.56%, 1/25/29	281,481
195,420	FHLMC Multifamily Structured Pass-Through Certificates, Series K101, Class A1, 2.19%, 7/25/29	204,091
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.51%, 11/25/45 (2)(3)	259,933
100,000	FREMF Mortgage Trust, Series 2013-K34, Class B, 3.73%, 9/25/46 (2)(3)	106,376
300,000	FREMF Mortgage Trust, Series 2014-K717, Class B, 3.63%, 11/25/47 (2)(3)	303,154
225,000	FREMF Mortgage Trust, Series 2015-K43, Class B, 3.73%, 2/25/48 (2)(3)	242,242
200,000	GNMA, Series 2013-12, Class B, 2.05%, 11/16/52 (3)	203,126
59,515	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	59,885

Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Principal Amount		Value
Commercial Mortgage-Backed Securities 3.1% (Continued)
$250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A4, 3.18%, 8/15/45	$256,044
158,369	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4, 2.86%, 11/15/45	162,139
183,473	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3, 3.21%, 10/15/48	192,306
150,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5, 3.53%, 10/15/48	164,167
200,000	Morgan Stanley Capital I Trust, Series 2019-H6, Class A4, 3.42%, 6/15/52	215,445
250,000	Morgan Stanley Capital I Trust, Series 2019-L3, Class ASB, 3.07%, 11/15/52	270,398
250,000	Morgan Stanley Capital I Trust, Series 2019-L3, Class A4, 3.13%, 11/15/52	263,501
71,053	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A1, 2.11%, 10/15/50	71,452
100,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class ASB, 3.64%, 5/15/52	110,384
121,059	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class ASB, 3.46%, 7/15/58	127,267
298,097	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A3, 3.41%, 9/15/58	323,283
180,244	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	181,495
	Total Commercial Mortgage-Backed Securities (Cost $7,583,986)	7,804,753
Corporate Bonds & Notes 9.5%
	Basic Materials 0.5%
	Chemicals 0.3%
100,000	Air Products and Chemicals, Inc., Senior Unsecured Notes, 2.05%, 5/15/30	98,353
230,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	243,719
100,000	FMC Corp., Senior Unsecured Notes, 3.45%, 10/1/29	105,205
200,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	215,022
125,000	NOVA Chemicals Corp., Senior Unsecured Notes, 5.25%, 6/1/27 (2)	131,171
		793,470

	Iron/Steel 0.1%
125,000	Steel Dynamics, Inc., Senior Unsecured Notes, 3.25%, 1/15/31	132,195
	Mining 0.1%
100,000	Rio Tinto Finance USA PLC, Guaranteed Notes, 4.13%, 8/21/42 (4)	114,290
170,000	Teck Resources, Ltd., Senior Unsecured Notes, 6.13%, 10/1/35	208,219
	Sub-total	322,509
		1,248,174
	Communications 0.9%
	Advertising 0.0%
100,000	Omnicom Group, Inc., Senior Unsecured Notes, 2.45%, 4/30/30	98,850
	Internet 0.2%
150,000	Amazon.com, Inc., Senior Unsecured Notes, 4.80%, 12/5/34	188,263
125,000	Expedia Group, Inc., Guaranteed Notes, 3.25%, 2/15/30	125,895
175,000	Netflix, Inc., Senior Unsecured Notes, 4.88%, 4/15/28	198,959
		513,117

	Media 0.3%
200,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	226,832
200,000	Comcast Corp., Guaranteed Notes, 3.95%, 10/15/25	223,094
125,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26	142,397
125,000	Walt Disney Co. (The), Guaranteed Notes, 2.65%, 1/13/31	127,087
		719,410

	Telecommunications 0.4%
228,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33 (2)	216,147
200,000	Motorola Solutions, Inc., Senior Unsecured Notes, 4.60%, 5/23/29	226,726
100,000	T-Mobile USA, Inc., Guaranteed Notes, 2.25%, 2/15/26	100,719
250,000	Verizon Communications, Inc., Senior Unsecured Notes, 4.50%, 8/10/33	290,129
125,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50	137,294
		971,015
		2,302,392

Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Principal Amount		Value
	Corporate Bonds & Notes 9.5% (Continued)
	Consumer, Cyclical 0.6%
	Auto Manufacturers 0.2%
$150,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.38%, 11/13/25	$152,550
200,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.70%, 5/9/23	210,643
150,000	Toyota Motor Credit Corp. GMTN, Senior Unsecured Notes, 3.45%, 9/20/23	160,703
		523,896

	Auto Parts & Equipment 0.1%
150,000	Dana, Inc., Senior Unsecured Notes, 5.50%, 12/15/24	153,030
	Home Builders 0.2%
175,000	Lennar Corp., Guaranteed Notes, 4.88%, 12/15/23 (4)	191,158
100,000	PulteGroup, Inc., Guaranteed Notes, 5.00%, 1/15/27 (4)	115,000
125,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.88%, 11/15/25	139,219
		445,377

	Home Furnishings 0.0%
100,000	Whirlpool Corp., Senior Unsecured Notes, 4.75%, 2/26/29 (4)	115,773
	Retail 0.1%
100,000	AutoZone, Inc., Senior Unsecured Notes, 3.75%, 6/1/27	110,319
150,000	O'Reilly Automotive, Inc., Senior Unsecured Notes, 3.60%, 9/1/27	163,881
		274,200
		1,512,276

	Consumer, Non-cyclical 1.8%
	Agriculture 0.1%
175,000	Bunge, Ltd. Finance Corp., Guaranteed Notes, 3.25%, 8/15/26	186,269
	Beverages 0.2%
125,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 4.90%, 1/23/31 (4)	149,380
125,000	Coca-Cola Femsa S.A.B. de C.V., Guaranteed Notes, 2.75%, 1/22/30	126,628
150,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	189,672
175,000	Keurig Dr. Pepper, Inc., Guaranteed Notes, 3.20%, 5/1/30	185,045
		650,725
	Biotechnology 0.1%
125,000	Gilead Sciences, Inc., Senior Unsecured Notes, 3.25%, 9/1/22	129,313
125,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	115,514
		244,827

	Commercial Services 0.1%
150,000	Global Payments, Inc., Senior Unsecured Notes, 4.80%, 4/1/26	171,538
150,000	PayPal Holdings, Inc., Senior Unsecured Notes, 2.65%, 10/1/26	158,644
		330,182

	Food 0.2%
100,000	Conagra Brands, Inc., Senior Unsecured Notes, 1.38%, 11/1/27	96,272
150,000	Kroger Co. (The), Senior Unsecured Notes, 2.65%, 10/15/26 (4)	158,142
150,000	Sysco Corp., Guaranteed Notes, 5.65%, 4/1/25	174,360
		428,774

	Healthcare Products 0.2%
250,000	Abbott Laboratories, Senior Unsecured Notes, 3.75%, 11/30/26	280,481
150,000	Boston Scientific Corp., Senior Unsecured Notes, 3.75%, 3/1/26	165,545
100,000	Thermo Fisher Scientific, Inc., Senior Unsecured Notes, 4.13%, 3/25/25	111,006
		557,032

	Healthcare Services 0.4%
150,000	Anthem, Inc., Senior Unsecured Notes, 3.35%, 12/1/24	162,207
125,000	Centene Corp., Senior Unsecured Notes, 4.63%, 12/15/29	135,288
200,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	223,103
250,000	Humana, Inc., Senior Unsecured Notes, 3.13%, 8/15/29	260,602
100,000	Quest Diagnostics, Inc., Senior Unsecured Notes, 2.80%, 6/30/31	101,608
150,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41	184,123
		1,066,931

	Household Products 0.1%
125,000	Clorox Co. (The), Senior Unsecured Notes, 3.05%, 9/15/22	128,945
100,000	Clorox Co. (The), Senior Unsecured Notes, 1.80%, 5/15/30	95,069
		224,014

Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Principal Amount		Value
	Corporate Bonds & Notes 9.5% (Continued)
	Consumer, Non-cyclical 1.8% (Continued)
	Pharmaceuticals 0.4%
$125,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26	$133,089
100,000	McKesson Corp., Senior Unsecured Notes, 0.90%, 12/3/25	97,894
100,000	Merck & Co., Inc., Senior Unsecured Notes, 2.75%, 2/10/25 (4)	106,431
140,000	Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes, 3.03%, 7/9/40	135,170
150,000	Teva Pharmaceutical Finance Netherlands III BV, Guaranteed Notes, 2.80%, 7/21/23	149,520
100,000	Utah Acquisition Sub, Inc., Guaranteed Notes, 3.95%, 6/15/26	110,101
200,000	Zoetis, Inc., Senior Unsecured Notes, 3.25%, 2/1/23	208,420
		940,625
		4,629,379

	Energy 0.9%
	Oil & Gas 0.6%
150,000	Canadian Natural Resources, Ltd., Senior Unsecured Notes, 2.05%, 7/15/25	151,620
150,000	Diamondback Energy, Inc., Guaranteed Notes, 2.88%, 12/1/24	158,168
125,000	EOG Resources, Inc., Senior Unsecured Notes, 4.38%, 4/15/30 (4)	143,407
150,000	Marathon Oil Corp., Senior Unsecured Notes, 3.85%, 6/1/25	160,664
250,000	Marathon Petroleum Corp., Senior Unsecured Notes, 5.13%, 12/15/26	291,598
125,000	Occidental Petroleum Corp., Senior Unsecured Notes, 5.50%, 12/1/25	131,936
150,000	Phillips 66, Guaranteed Notes, 1.30%, 2/15/26 (4)	148,258
100,000	Shell International Finance B.V., Guaranteed Notes, 2.38%, 11/7/29	100,665
100,000	Suncor Energy, Inc., Senior Unsecured Notes, 3.10%, 5/15/25	106,754
		1,393,070

	Oil & Gas Services 0.0%
100,000	Schlumberger Finance Canada, Ltd., Guaranteed Notes, 1.40%, 9/17/25	100,055
	Pipelines 0.3%
100,000	Boardwalk Pipelines L.P., Guaranteed Notes, 4.95%, 12/15/24	111,962
100,000	Kinder Morgan, Inc., Guaranteed Notes, 4.30%, 3/1/28	111,749
150,000	Magellan Midstream Partners L.P., Senior Unsecured Notes, 4.25%, 9/15/46	152,241
150,000	Spectra Energy Partners L.P., Guaranteed Notes, 4.75%, 3/15/24	164,979
150,000	TransCanada PipeLines, Ltd., Senior Unsecured Notes, 4.88%, 5/15/48	177,044
		717,975
		2,211,100

Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Principal Amount		Value
	Corporate Bonds & Notes 9.5% (Continued)
	Financial 3.1%
	Banks 1.6%
$200,000	Australia & New Zealand Banking Group, Ltd., Subordinated Notes, 4.50%, 3/19/24 (2)	$219,684
100,000	Bank of Nova Scotia (The), Senior Unsecured Notes, 2.70%, 8/3/26	105,919
200,000	Barclays PLC, Senior Unsecured Notes, 4.34%, 1/10/28	221,842
250,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 2.25%, 1/28/25	259,163
116,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	146,432
200,000	Citigroup, Inc., Senior Unsecured Notes, (3-month LIBOR + 0.90%), 3.35%, 4/24/25 (3)	213,742
100,000	Cooperatieve Rabobank UA MTN, Senior Unsecured Notes, 3.38%, 5/21/25	108,723
100,000	Fifth Third Bancorp, Senior Unsecured Notes, 3.65%, 1/25/24	107,734
100,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	140,672
125,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 3.75%, 2/25/26	137,096
175,000	HSBC Holdings PLC, Senior Unsecured Notes, 3.90%, 5/25/26	192,875
150,000	Huntington Bancshares, Inc., Senior Unsecured Notes, 2.63%, 8/6/24	158,302
150,000	ING Groep N.V., Senior Unsecured Notes, 3.95%, 3/29/27	166,122
500,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3.20%, 1/25/23	525,187
100,000	KeyCorp MTN, Senior Unsecured Notes, 2.55%, 10/1/29	101,172
250,000	Kreditanstalt fuer Wiederaufbau, Guaranteed Notes, 2.63%, 4/12/21	250,122
200,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.90%, 3/12/24 (4)	216,976
100,000	Morgan Stanley, Series F, Senior Unsecured Notes, 3.88%, 4/29/24	109,185
125,000	Royal Bank of Canada GMTN, Subordinated Notes, 4.65%, 1/27/26	142,574
125,000	State Street Corp., Senior Unsecured Notes, 2.40%, 1/24/30	127,082
250,000	Svenska Handelsbanken AB, Guaranteed Notes, 3.35%, 5/24/21	251,070
125,000	Truist Bank, Subordinated Notes, (5-year Treasury Constant Maturity Rate + 1.15%), 2.64%, 9/17/29 (3)(4)	130,941
		4,032,615

	Diversified Financial Services 0.5%
175,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 1.75%, 1/30/26	169,896
150,000	Air Lease Corp., Senior Unsecured Notes, 3.63%, 4/1/27 (4)	157,719
150,000	American Express Co., Senior Unsecured Notes, 3.13%, 5/20/26	161,220
100,000	BlackRock, Inc., Senior Unsecured Notes, 2.40%, 4/30/30	101,372
150,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24 (4)	163,406
100,000	ORIX Corp., Senior Unsecured Notes, 3.25%, 12/4/24	107,964
100,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	110,655
170,000	Synchrony Financial, Senior Unsecured Notes, 4.25%, 8/15/24	185,025
		1,157,257

	Insurance 0.5%
100,000	Allstate Corp. (The), Senior Unsecured Notes, 1.45%, 12/15/30	91,507
100,000	Aon Corp., Guaranteed Notes, 3.75%, 5/2/29	109,963
250,000	Berkshire Hathaway, Inc., Senior Unsecured Notes, 3.75%, 8/15/21 (4)	253,272
250,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	271,561
175,000	PartnerRe Finance B LLC, Guaranteed Notes, 3.70%, 7/2/29	191,043
200,000	Principal Financial Group, Inc., Guaranteed Notes, 3.70%, 5/15/29	218,872
100,000	Prudential Financial, Inc., Junior Subordinated Notes, (3-month LIBOR + 2.67%), 5.70%, 9/15/48 (3)(4)	114,205
100,000	Willis North America, Inc., Guaranteed Notes, 2.95%, 9/15/29	103,194
		1,353,617

Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Principal Amount		Value
	Corporate Bonds & Notes 9.5% (Continued)

	Financial 3.1% (Continued)
	REITS 0.5%
$150,000	American Tower Corp., Senior Unsecured Notes, 3.70%, 10/15/49	$151,157
125,000	AvalonBay Communities, Inc. GMTN, Senior Unsecured Notes, 3.45%, 6/1/25	135,967
100,000	Digital Realty Trust L.P., Guaranteed Notes, 3.60%, 7/1/29	107,385
200,000	Duke Realty L.P., Senior Unsecured Notes, 4.00%, 9/15/28	221,721
125,000	Prologis L.P., Senior Unsecured Notes, 2.25%, 4/15/30	123,508
125,000	Sabra Health Care L.P., Guaranteed Notes, 3.90%, 10/15/29	127,470
225,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28	250,392
150,000	Weyerhaeuser Co., Senior Unsecured Notes, 6.95%, 10/1/27	190,867
		1,308,467
		7,851,956
	Industrial 0.7%
	Aerospace/Defense 0.2%
250,000	L3Harris Technologies, Inc., Senior Unsecured Notes, 4.40%, 6/15/28	283,533
125,000	Teledyne Technologies, Inc., Senior Unsecured Notes, 1.60%, 4/1/26	124,042
175,000	United Technologies Corp., Senior Unsecured Notes, 4.13%, 11/16/28	196,960
		604,535
	Building Materials 0.1%
125,000	Owens Corning, Senior Unsecured Notes, 3.95%, 8/15/29	137,470
	Electronics 0.1%
100,000	Agilent Technologies, Inc., Senior Unsecured Notes, 2.10%, 6/4/30	97,766
100,000	Flex, Ltd., Senior Unsecured Notes, 4.75%, 6/15/25	111,517
		209,283
	Miscellaneous Manufacturers 0.1%
170,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	183,518
	Packaging & Containers 0.1%
145,000	Ball Corp., Guaranteed Notes, 4.00%, 11/15/23	154,153
100,000	WRKCo, Inc., Guaranteed Notes, 3.90%, 6/1/28	110,258
		264,411

	Transportation 0.1%
250,000	CSX Corp., Senior Unsecured Notes, 3.35%, 9/15/49	244,605
		1,643,822

	Technology 0.5%
	Computers 0.0%
100,000	HP, Inc., Senior Unsecured Notes, 3.00%, 6/17/27	105,625
	Semiconductors 0.3%
100,000	Applied Materials, Inc., Senior Unsecured Notes, 1.75%, 6/1/30	96,009
175,000	KLA Corp., Senior Unsecured Notes, 4.10%, 3/15/29	196,625
125,000	Micron Technology, Inc., Senior Unsecured Notes, 2.50%, 4/24/23	129,517
125,000	NVIDIA Corp., Senior Unsecured Notes, 2.85%, 4/1/30	131,184
100,000	Xilinx, Inc., Senior Unsecured Notes, 2.38%, 6/1/30	97,324
		650,659
	Software 0.2%
150,000	Citrix Systems, Inc., Senior Unsecured Notes, 4.50%, 12/1/27	170,702
100,000	Electronic Arts, Inc., Senior Unsecured Notes, 4.80%, 3/1/26 (4)	115,288
100,000	Fiserv, Inc., Senior Unsecured Notes, 3.50%, 7/1/29	107,793
100,000	Intuit, Inc., Senior Unsecured Notes, 1.65%, 7/15/30	94,774
100,000	Roper Technologies, Inc., Senior Unsecured Notes, 2.00%, 6/30/30	95,167
		583,724
		1,340,008

Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Principal Amount		Value
	Corporate Bonds & Notes 9.5% (Continued)
	Utilities 0.5%
	Electric 0.4%
$100,000	CenterPoint Energy, Inc., Senior Unsecured Notes, 2.95%, 3/1/30	$102,533
150,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45	172,711
150,000	Dominion Energy, Inc., Senior Unsecured Notes, 4.25%, 6/1/28	169,318
100,000	Eversource Energy, Series R, Senior Unsecured Notes, 1.65%, 8/15/30	92,673
125,000	Georgia Power Co., Series B, Senior Unsecured Notes, 2.65%, 9/15/29	127,451
100,000	ITC Holdings Corp., Senior Unsecured Notes, 3.25%, 6/30/26	107,782
125,000	Pinnacle West Capital Corp., Senior Unsecured Notes, 1.30%, 6/15/25	124,218
125,000	Public Service Enterprise Group, Inc., Senior Unsecured Notes, 1.60%, 8/15/30 (4)	115,056
125,000	Sempra Energy, Senior Unsecured Notes, 4.00%, 2/1/48	131,278
		1,143,020

	Gas 0.1%
175,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	196,322
		1,339,342
	Total Corporate Bonds & Notes (Cost $23,274,625)	24,078,449
	Foreign Government Obligations 0.3%
300,000	European Bank for Reconstruction & Development GMTN, Senior Unsecured Notes, 2.75%, 3/7/23	314,351
250,000	Export-Import Bank of Korea, Senior Unsecured Notes, 3.00%, 11/1/22	259,775
150,000	Panama Government International Bond, Senior Unsecured Notes, 4.00%, 9/22/24	163,375
	Total Foreign Government Obligations (Cost $700,584)	737,501
	Long-Term Municipal Securities 0.7%
	California 0.0%
100,000	University of California, Taxable General Revenue Bonds, Series AC, 4.80%, 5/15/31	116,189
	District of Columbia 0.1%
300,000	District of Columbia Income Tax Secured Revenue Bonds, Build America Bonds, 4.91%, 12/1/23	334,628

	Michigan 0.1%
150,000	Lincoln Consolidated School District, General Obligation Limited, Series B, 4.32%, 5/1/37	164,126
	New Mexico 0.0%
100,000	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare, Revenue Bonds, Series B, 4.41%, 8/1/46	116,708
	New York 0.2%
150,000	City of New York, Build America Bonds, General Obligation Unlimited, Series F1, 5.89%, 12/1/24	178,087
125,000	City of New York, General Obligation Limited, Series F, Subseries F3, 3.63%, 4/1/32	133,904
150,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 3.00%, 2/1/26	160,979
		472,970
	North Dakota 0.1%
150,000	City of Fargo, North Dakota, Improvement Refunding Bonds, General Obligation Unlimited, Series B, 2.70%, 5/1/32	155,900
	Texas 0.1%
250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	270,201
150,000	Texas A&M University Board, Revenue Bonds, Series B, 3.48%, 5/15/49	155,973
		426,174
	Washington 0.1%
125,000	Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project, Revenue Bonds, 3.31%, 1/1/43	129,827
	Total Long-Term Municipal Securities (Cost $1,821,276)	1,916,522

Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Principal Amount		Value
	Residential Mortgage-Backed Securities 5.4%
$ 46,721	FHLMC Series 4151, Class PA	$48,666
50,876	FHLMC Gold PC Pool #G05447	57,085
311,091	FHLMC Gold PC Pool #G08732	329,079
60,553	FHLMC Gold PC Pool #J13885	64,603
96,828	FHLMC Gold PC Pool #J17969	102,368
127,736	FHLMC Gold PC Pool #Q23725	140,762
54,252	FHLMC Pool #A96409	58,633
168,356	FHLMC Pool #AG08748	179,476
239,183	FHLMC Pool #QB3856	238,646
208,496	FHLMC Pool #SD8023	214,001
162,631	FHLMC Pool #SD8098	162,264
1,097,347	FHLMC Pool #SD8134	1,094,869
17,358	FNMA Pool #254733	19,171
69,768	FNMA Pool #255667	77,099
60,768	FNMA Pool #890236	68,141
118,691	FNMA Pool #995245	137,805
92,455	FNMA Pool #AA7720	101,861
43,108	FNMA Pool #AB1259	50,135
140,160	FNMA Pool #AB4449	155,195
138,618	FNMA Pool #AB5472	149,808
86,457	FNMA Pool #AB6286	90,276
105,928	FNMA Pool #AB8144	121,743
31,513	FNMA Pool #AD2351	33,543
153,934	FNMA Pool #AD6374	178,260
125,248	FNMA Pool #AH4865	137,201
32,129	FNMA Pool #AH5434	34,964
69,262	FNMA Pool #AH8932	77,099
43,084	FNMA Pool #AI1019	48,588
52,202	FNMA Pool #AI1105	58,852
115,661	FNMA Pool #AI3052	123,359
65,468	FNMA Pool #AJ6932	69,192
134,939	FNMA Pool #AO2961	149,414
674,206	FNMA Pool #AP1340	730,205
266,998	FNMA Pool #AS9459	293,093
193,055	FNMA Pool #AT0969	204,922
353,675	FNMA Pool #AT8849	389,026
99,902	FNMA Pool #AU6043	105,789
149,699	FNMA Pool #AU7025	158,822
97,941	FNMA Pool #AU8070	106,124
140,314	FNMA Pool #AU8846	149,097
67,471	FNMA Pool #AY2728	70,466
41,643	FNMA Pool #AY5005	45,662
69,172	FNMA Pool #BD8211	74,784
339,198	FNMA Pool #CA5540	358,531
198,166	FNMA Pool #FM5091	191,613
600,000	FNMA Pool #FM6468	643,949
29,997	FNMA Pool #MA0799	32,020
174,196	FNMA Pool #MA4077	173,805
226,106	FNMA Pool #MA4100	225,596
93,776	FNMA Pool #MA4119	93,565
964,594	FNMA Pool #MA4159	990,062
491,877	FNMA Pool #MA4222	519,836
494,813	FNMA Pool #MA4237	493,702
991,000	FNMA Pool #MA4256	1,017,166
1,000,000	FNMA Pool #MA4328	1,004,961
49,724	GNMA	51,726
100,977	GNMA I Pool #650494	117,650
154,651	GNMA II Pool #MA1090	167,988
77,526	GNMA II Pool #MA1520	82,519
28,037	GNMA II Pool #MA2445	30,055
108,315	GNMA II Pool #MA5076	113,033
357,058	GNMA Pool #4016	418,344
54,799	GNMA Pool #MA1375	59,433
		13,685,702
	Total Residential Mortgage-Backed Securities (Cost $13,429,587)	13,685,702
	U.S. Government Agency Obligations 0.4%
250,000	FHLB, 3.00%, 10/12/21	253,901
120,000	FHLB, 3.25%, 6/9/23	127,710
250,000	FHLB, 3.25%, 3/8/24	270,869
250,000	FNMA, 2.38%, 1/19/23	259,947
	Total U.S. Government Agency Obligations (Cost $872,613)	912,427
	U.S. Treasury Obligations 4.3%
200,000	U.S. Treasury Bonds, 5.38%, 2/15/31 (4)	267,258
760,000	U.S. Treasury Bonds, 4.50%, 5/15/38	1,018,281
540,000	U.S. Treasury Bonds, 3.00%, 5/15/42	601,699
1,169,000	U.S. Treasury Bonds, 3.00%, 2/15/48	1,306,403
900,000	U.S. Treasury Notes, 0.25%, 4/15/23	901,266
1,060,000	U.S. Treasury Notes, 2.00%, 4/30/24	1,112,337
595,000	U.S. Treasury Notes, 2.25%, 11/15/24	631,211
620,000	U.S. Treasury Notes, 0.50%, 3/31/25	615,786
2,000,000	U.S. Treasury Notes, 0.38%, 11/30/25	1,955,391
50,000	U.S. Treasury Notes, 2.63%, 12/31/25	54,084
350,000	U.S. Treasury Notes, 2.13%, 5/31/26	370,139
250,000	U.S. Treasury Notes, 0.63%, 3/31/27	241,562
800,000	U.S. Treasury Notes, 2.88%, 5/15/28	878,875
700,000	U.S. Treasury Notes, 2.63%, 2/15/29	756,602
125,000	U.S. Treasury Notes, 1.75%, 11/15/29	126,387

	Total U.S. Treasury Obligations (Cost $10,683,326)	10,837,281

Shares		Value
	Short-Term Investments 6.2%
	Money Market Funds 6.2%
13,847,460	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.04% (5)	13,847,460

Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

1,932,188	State Street Navigator Securities Lending Government Money Market Portfolio (6)	$1,932,188

15,779,648
Total Short-Term Investments (Cost $15,779,648)	15,779,648
Total Investments 101.5% (Cost $133,189,297)	$257,717,840
Excess Of Liabilities Over Cash And Other Assets (1.5)%	(3,801,463)
Net Assets (7) 100.0%	253,916,377

(1)	Non-income producing.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	Floating or variable rate security. The rate disclosed is the rate in effect as of March 31, 2021. The information in parentheses represents the benchmark and reference rate for each relevant security and the rate adjusts based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. For securities which do not indicate a reference rate and spread in their descriptions, the interest rate adjusts periodically based on current interest rates and, for mortgage-backed securities, prepayments in the underlying pool of assets.
(4)	A portion or all of the security was held on loan. As of March 31, 2021, the market value of the securities on loan was $2,332,711.
(5)	Rate reflects 7 day yield as of March 31, 2021.
(6)	Securities with an aggregate market value of $2,332,711 were out on loan in exchange for collateral including $1,932,188 of cash collateral as of March 31, 2021. The collateral was invested in a cash collateral reinvestment vehicle.
(7)	For federal income tax purposes, the aggregate cost was $133,189,297, aggregate gross unrealized appreciation was $125,436,590, aggregate gross unrealized depreciation was $908,047 and the net unrealized appreciation was $124,528,543.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Freddie Mac Multifamily.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$179,814,684	$—	$—	$179,814,684
Asset-Backed Securities	—	2,150,873	—	2,150,873
Commercial Mortgage-Backed Securities	—	7,804,753	—	7,804,753
Corporate Bonds & Notes*	—	24,078,449	—	24,078,449
Foreign Government Obligations	—	737,501	—	737,501
Long-Term Municipal Securities*	—	1,916,522	—	1,916,522
U.S. Government Agency Obligations	—	912,427	—	912,427
Residential Mortgage-Backed Securities	—	13,685,702	—	13,685,702
U.S. Treasury Obligations	—	10,837,281	—	10,837,281
Short-Term Investments	15,779,648	—	—	15,779,648
Total Investments in Securities	$195,594,332	$62,123,508	$—	$257,717,840

* See Schedule of Investments for further breakdown by category.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended March 31, 2021, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.